Share Based Compensation (Tables) - Allrites Holdings Pte Ltd And Subsidiaries [Member]	12 Months Ended
Dec. 31, 2022
Schedule of weighted average assumptions

	2022	2021
Weighted average risk-free rate	1.60%	0.88%
Weighted average volatility	133.83%	121.37%
Dividend yield	0.00%	0.00%
Expected term	3.1 years	3.8 years

Schedule of stock option activities

	Outstanding Options	Weighted Average Exercise Price per Share
Outstanding January 1, 2021	390,893	$0.113
Granted	341,020	0.696
Outstanding December 31, 2021	731,913	0.517
Granted	180,000	0.721
Forfeited	(18,000)	0.010
Outstanding December 31, 2022	893,913	$0.649

Weighted average remaining life	3.5
Intrinsic value	$0.27
Options vested and exercisable at December 31, 2022	492,125	$0.649